Derivatives	6 Months Ended
Jun. 30, 2013
Derivative Instruments and Hedging Activities Disclosure [Abstract]
Derivatives
Derivatives
Commodity Derivatives
To minimize the effect of commodity prices and maintain our cash flow and the economics of our development plans, we enter into commodity hedge contracts from time to time. The terms of the contracts depend on various factors, including management’s view of future commodity prices, acquisition economics on purchased assets and future financial commitments. This hedging program is designed to mitigate the effect of commodity price downturns while allowing us to participate in some commodity price upside. Management regularly monitors the commodity markets and financial commitments to determine if, when, and at what level commodity hedging is appropriate in accordance with policies that are established by the board of directors of our general partner. Currently, the commodity derivatives are in the form of swaps, puts and collars. As of June 30, 2013, the aggregate notional volume of our commodity derivatives was 7.1 million gallons.
We enter into commodity contracts with multiple counterparties. We may be required to post collateral with our counterparties in connection with our derivative positions. As of June 30, 2013, we have not posted collateral with our counterparties. The counterparties are not required to post collateral with us in connection with their derivative positions. Netting agreements are in place with our counterparties that permit us to offset our commodity derivative asset and liability positions.

Interest Rate Swap

We entered into an interest rate swap to manage the impact of the interest rate risk associated with our credit facility, effectively converting a portion of the cash flows related to our long-term variable rate debt into fixed rate cash flows. As of June 30, 2013, the notional amount of our interest rate swap was $100 million. The interest rate swap was entered into with a single counterparty and we were not required to post collateral.

Weather Derivative

In the second quarter of 2013, we entered into a weather derivative to mitigate the impact of potential unfavorable weather to our operations under which we could receive payments totaling up to $10 million in the event that a hurricane or hurricanes of certain strength pass through the area as identified in the derivative agreement. The weather derivative is being accounted for using the intrinsic value method, under which the fair value of the contract is zero and any amounts received are recognized as gains during the period received. The weather derivative was entered into with a single counterparty and we were not required to post collateral. We paid a premium of approximately $1.1 million which is recorded in Risk management assets on the condensed consolidated balance sheet and is being amortized to Direct operating expense on a straight-line basis over the 12 month term of the contract. As of June 30, 2013, the unamortized amount of the risk management asset was approximately $1.0 million.
As of June 30, 2013 and December 31, 2012, the value associated with our commodity derivatives, interest rate swap instrument and weather derivative were recorded in our condensed consolidated balance sheets, under the captions as follows (in thousands):

	Gross Risk Management Assets		Gross Risk Management Liabilities		Net Risk Management Assets (Liabilities)
Balance Sheet Classification	June 30, 2013	December 31, 2012	June 30, 2013	December 31, 2012	June 30, 2013	December 31, 2012
Current	$2,153	$1,889	$(71)	$(920)	$2,082	$969
Noncurrent	—	—	—	—	—	—
Total assets	$2,153	$1,889	$(71)	$(920)	$2,082	$969

Current	$—	$—	$(290)	$—	$(290)	$—
Noncurrent	—	—	(28)	—	(28)	—
Total liabilities	$—	$—	$(318)	$—	$(318)	$—

For the three and six months ended June 30, 2013 and 2012, respectively, the realized and unrealized gains (losses) associated with our commodity derivatives, interest rate swap instrument and weather derivative were recorded in our condensed consolidated statements of operations, under the captions as follows (in thousands):

	Three months ended June 30,		Six months ended June 30,
	Gain (loss) on derivatives		Gain (loss) on derivatives
Statement of Operations Classification	Realized	Unrealized	Realized	Unrealized
2013
Gain on commodity derivatives, net	$360	$554	$536	$73
Interest expense	—	(318)	—	(318)
Direct operating expenses	(95)	—	(95)	—
Total	$265	$236	$441	$(245)
2012
Gain on commodity derivatives, net	$664	$3,171	$609	$3,494